Condensed Statements of Convertible Preferred Stock and Stockholders' Deficit (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Series C Convertible Preferred Stock [Member]
Issaunce Costs	$ 58